Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 21,372	$ 13,383
Short-term deposits	3,379	0
Shares of mutual funds	1,768	1,881
Cash and cash equivalents	$ 26,519	$ 15,264	$ 14,052	$ 4,120